UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 47.0%
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 3.1%
BMW U.S. Capital LLC, Senior Notes	1.500%	4/11/19	$3,850,000	$3,839,473	(a)
Daimler Finance NA LLC, Senior Notes (3 mo. USD LIBOR + 0.860%)	2.171%	8/1/18	4,100,000	4,123,390	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds (3 mo. USD LIBOR + 0.930%)	2.243%	11/4/19	1,900,000	1,913,753	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,732,400
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,330,637
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,217,103

Total Automobiles				18,156,756

Internet & Direct Marketing Retail - 0.7%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,567,310
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	461,446	(a)

Total Internet & Direct Marketing Retail				4,028,756

Media - 0.4%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	988,762
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,500,000	1,631,487

Total Media				2,620,249

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	1.737%	9/10/19	1,850,000	1,864,172	(b)

TOTAL CONSUMER DISCRETIONARY				26,669,933

CONSUMER STAPLES - 3.9%
Beverages - 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	2.571%	2/1/21	3,720,000	3,846,680	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,319,960

Total Beverages				7,166,640

Food & Staples Retailing - 0.8%
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,476,406
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,071,457

Total Food & Staples Retailing				4,547,863

Food Products - 1.0%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,787,616
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,246,487
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,154,834	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,529,805	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	456,835	(a)

Total Food Products				6,175,577

Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	708,127	(a)

Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	215,239
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,416,175	(a)
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	963,958
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	815,622

Total Tobacco				4,410,994

TOTAL CONSUMER STAPLES				23,009,201

ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	947,507
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	836,325	(a)

Total Energy Equipment & Services				1,783,832

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	$1,180,000	$1,252,351
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	1,080,000	1,079,989
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,126,026
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,399,364
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,781,780
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,709,625
Energy Transfer LP, Senior Notes	2.500%	6/15/18	5,050,000	5,070,711
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,299,729
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	232,338
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,310,000	3,566,525
Petroleos Mexicanos, Senior Notes (3 mo. USD LIBOR + 2.020%)	3.324%	7/18/18	3,380,000	3,421,506	(b)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	1.759%	5/11/20	3,550,000	3,581,738	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,025,544
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	325,555
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	2.224%	4/10/19	1,870,000	1,881,017	(a)(b)

Total Oil, Gas & Consumable Fuels				30,753,798

TOTAL ENERGY				32,537,630

FINANCIALS - 18.6%
Banks - 12.2%
ABN AMRO Bank NV, Senior Notes	2.100%	1/18/19	3,060,000	3,072,448	(a)
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,162,195
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	480,133	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	247,881	(a)
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,470,000	1,591,275	(b)(c)
Citigroup Inc., Senior Bonds (3 mo. USD LIBOR + 0.690%)	2.007%	4/27/18	5,030,000	5,043,199	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	2.074%	4/8/19	1,440,000	1,448,996	(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.800%)	2.104%	4/15/19	1,460,000	1,473,297	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	2.287%	6/10/20	3,620,000	3,677,239	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	2.515%	7/1/21	1,630,000	1,666,376	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,421,262	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,351,191
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.880%)	2.208%	9/24/18	1,990,000	2,005,166	(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	1.919%	11/13/19	3,140,000	3,154,351	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,365,075	(a)
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	660,230
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,360,116
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.307%	5/27/21	2,600,000	2,649,450	(a)(b)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.530%)	1.850%	3/15/19	830,000	834,189	(b)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	2,050,000	2,066,956
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	737,258
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,993,525
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.053%	7/23/18	4,130,000	4,149,159	(b)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.490%)	1.811%	6/17/19	1,580,000	1,587,692	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	$2,550,000	$2,575,126
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,303,057
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/30/17	2,450,000	2,459,188	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	1.991%	1/30/20	1,860,000	1,880,086	(b)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	1.747%	5/25/18	2,980,000	2,987,183	(b)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.051%	7/30/18	2,250,000	2,261,984	(b)

Total Banks				72,665,283

Capital Markets - 5.1%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.184%	8/17/20	2,430,000	2,473,643	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,740,000
Credit Suisse NY, Senior Notes (3 mo. USD LIBOR + 0.690%)	2.001%	1/29/18	2,730,000	2,735,208	(b)
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,047,384
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,818,755
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	2.674%	4/23/21	3,610,000	3,691,988	(b)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/30/17	3,190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,232,335
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,767,670
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	2,870,000	2,910,637
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,106,944
UBS Group Funding Jersey Ltd., Senior Bonds (3 mo. USD LIBOR + 1.440%)	2.768%	9/24/20	3,470,000	3,541,753	(a)(b)

Total Capital Markets				30,066,317

Consumer Finance - 0.0%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	60,938

Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,649,615
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,133,449

Total Diversified Financial Services				3,783,064

Insurance - 0.7%
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,550,186	(a)
Prudential Financial Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.095%	8/15/18	2,350,000	2,364,014	(b)

Total Insurance				3,914,200

TOTAL FINANCIALS				110,489,802

HEALTH CARE - 5.9%
Biotechnology - 1.8%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,432,717
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	1.915%	5/22/19	2,170,000	2,185,787	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	621,470
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,807,917
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,433,720
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	980,000	981,056

Total Biotechnology				10,462,667

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	$2,640,000	$2,662,882
Becton, Dickinson & Co., Senior Notes	2.404%	6/5/20	1,420,000	1,425,900
Becton, Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.346%	6/6/22	1,100,000	1,106,703	(b)
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,550,136

Total Health Care Equipment & Supplies				6,745,621

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	709,934
Cardinal Health Inc., Senior Notes	1.948%	6/14/19	1,540,000	1,541,253
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,701,066
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,149,763
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,817,738

Total Health Care Providers & Services				8,919,754

Pharmaceuticals - 1.5%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	4,240,000	4,252,818
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	691,553
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	1.684%	2/10/20	3,390,000	3,410,864	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	260,000	250,555

Total Pharmaceuticals				8,605,790

TOTAL HEALTH CARE				34,733,832

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,861,780

Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	43,609	43,937
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	103,836	107,730
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	145,279	154,722

Total Airlines				306,389

Machinery - 0.8%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,571,011
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,533,024

Total Machinery				5,104,035

TOTAL INDUSTRIALS				8,272,204

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	641,208

IT Services - 1.3%
International Business Machines Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	1.679%	2/12/19	970,000	974,092	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,569,320

Total IT Services				7,543,412

Semiconductors & Semiconductor Equipment - 0.0%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	120,000	120,960

Software - 0.7%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,406,245
Oracle Corp., Senior Notes (3 mo. USD LIBOR + 0.580%)	1.884%	1/15/19	2,960,000	2,981,936	(b)

Total Software				4,388,181

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	$4,000,000	$4,081,073	(a)

TOTAL INFORMATION TECHNOLOGY				16,774,834

MATERIALS - 1.5%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,216,341	(a)

Metals & Mining - 0.6%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,882,355	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	150,375
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	138,207
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,322,500

Total Metals & Mining				3,493,437

Paper & Forest Products - 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,186,737	(a)

TOTAL MATERIALS				8,896,515

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	2.300%	3/11/19	2,060,000	2,071,471
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.263%	6/30/20	2,550,000	2,585,558	(b)
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,905,566
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	1,810,000	1,943,175

Total Diversified Telecommunication Services				8,505,770

Wireless Telecommunication Services - 0.5%
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,930,000	2,981,275	(a)

TOTAL TELECOMMUNICATION SERVICES				11,487,045

UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,082,628
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	980,000	983,652
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,085,943

TOTAL UTILITIES				6,152,223

TOTAL CORPORATE BONDS & NOTES (Cost - $281,701,159)				279,023,219

ASSET-BACKED SECURITIES - 11.0%
Academic Loan Funding Trust, 2012-1A A1 (1 mo. USD LIBOR + 0.800%)	2.037%	12/27/22	82,993	83,087	(a)(b)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.807%	10/20/27	1,500,000	1,506,298	(a)(b)
Ares CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	2.153%	7/28/29	875,000	875,094	(a)(b)
Ascentium Equipment Receivables, 2017-1A A3	2.290%	6/10/21	880,000	879,921	(a)
Asset-Backed Funding Certificates, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	2.362%	5/25/32	160,476	158,938	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	2.062%	8/25/33	183,160	182,235	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1 (1 mo. USD LIBOR + 0.975%)	2.209%	12/15/33	74,408	74,510	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	2.962%	12/25/34	$1,111,413	$1,109,571	(b)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	2.736%	11/20/28	1,750,000	1,771,135	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.444%	10/15/26	2,000,000	2,005,040	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.634%	4/13/27	4,000,000	4,021,108	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1 (3 mo. USD LIBOR + 1.480%)	2.787%	10/20/27	1,500,000	1,500,546	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR (3 mo. USD LIBOR + 1.250%)	2.565%	5/15/25	2,500,000	2,500,800	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	1,250,000	1,252,333	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.611%	1/30/25	387,198	388,296	(a)(b)
Cent CLO LP, 2014-21A A1BR (3 mo. USD LIBOR + 1.210%)	2.527%	7/27/26	1,500,000	1,500,249	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	2.667%	4/23/29	2,000,000	2,006,748	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	10,060	9,934	(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.167%	12/25/35	1,529,000	1,545,387	(b)
Denali Capital CLO X Ltd., 2013-1A A1L (3 mo. USD LIBOR + 1.150%)	2.464%	4/28/25	1,529,338	1,529,338	(a)(b)(k)
Denali Capital CLO X Ltd., 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	2.421%	10/26/27	1,500,000	1,500,000	(a)(b)(f)
Figueroa CLO Ltd., 2013-2A AXR (3 mo. USD LIBOR + 0.950%)	2.275%	6/20/27	612,500	612,498	(a)(b)
Ford Credit Floorplan Master Owner Trust A, 2016-3 A1	1.550%	7/15/21	3,990,000	3,970,702
GSAMP Trust, 2004-SEA2 M2 (1 mo. USD LIBOR + 1.250%)	2.487%	3/25/34	4,824,299	3,645,546	(b)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	2.844%	4/15/27	2,000,000	2,020,736	(a)(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	2.707%	10/20/29	1,000,000	1,017,917	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	2.314%	7/25/26	1,500,000	1,503,723	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.497%	6/25/46	192,911	181,862	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.582%	12/7/20	1,018,810	1,020,690	(b)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	1.887%	11/25/52	1,267,749	1,259,153	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	500,000	507,909	(a)(b)
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	3,943,810	3,951,366	(a)
OZLM Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	2.761%	4/30/27	1,000,000	1,005,609	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.362%	8/25/33	87,397	83,058	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	12,649	9,900
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	61,894	63,431	(b)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	2.212%	12/25/33	36,839	35,694	(b)
SLM Student Loan Trust, 2003-04 A5A (3 mo. USD LIBOR + 0.750%)	2.070%	3/15/33	57,826	57,909	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	1.630%	12/15/38	$3,790,000	$3,551,131	(b)
SMB Private Education Loan Trust, 2015-A A1 (1 mo. USD LIBOR + 0.600%)	1.834%	7/17/23	166,785	166,861	(a)(b)
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,500,000	1,490,166	(a)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	4,500,000	4,446,892	(a)
SMB Private Education Loan Trust, 2016-C A2B (1 mo. USD LIBOR + 1.100%)	2.334%	9/15/34	1,450,000	1,477,223	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.253%	12/25/29	26,398	27,152	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2 (6 mo. USD LIBOR + 5.300%)	7.325%	5/25/31	2,054,043	1,886,556	(a)(b)
Synchrony Credit Card Master Note Trust, 2014-1 B	1.810%	11/15/20	1,650,000	1,650,274
U.S. Small Business Administration, 2004-2 (PRIME - 0.170%)	4.080%	9/25/18	95,314	95,806	(b)
Venture CDO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/20/30	1,500,000	1,498,244	(a)(b)
Voya CLO Ltd., 2013-1A A1 (3 mo. USD LIBOR + 1.140%)	2.444%	4/15/24	743,279	743,919	(b)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	2.569%	10/15/30	1,000,000	1,000,000	(a)(b)(k)

TOTAL ASSET-BACKED SECURITIES (Cost - $65,179,694)				65,382,495

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 19.0%
American Home Mortgage Investment Trust, 2005-4 1A1 (1 mo. USD LIBOR + 0.580%)	1.817%	11/25/45	531,620	524,251	(b)
Banc of America Funding Corp., 2004-B 3A2 (12 mo. USD LIBOR + 1.940%)	3.427%	12/20/34	153,743	82,397	(b)
Banc of America Funding Corp., 2005-E 4A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.342%	3/20/35	88,693	90,454	(b)
Banc of America Funding Corp., 2006-D 1A1 (1 mo. USD LIBOR + 0.170%)	1.406%	5/20/36	174,709	172,557	(b)
Banc of America Funding Corp., 2015-R2 04A1 (1 mo. USD LIBOR + 0.165%)	1.402%	9/29/36	1,303,842	1,268,419	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1 (12 mo. USD LIBOR + 2.000%)	4.258%	9/25/32	114,926	110,344	(b)
Banc of America Mortgage Securities Inc., 2003-C B1 (12 mo. USD LIBOR + 1.980%)	3.814%	4/25/33	262,902	201,775	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	1.557%	1/25/47	429,430	360,842	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC A (1 mo. USD LIBOR + 1.900%)	3.134%	11/15/21	4,790,000	4,796,452	(a)(b)
Chase Mortgage Finance Corp., 2007-A1 2A3 (12 mo. USD LIBOR + 2.040%)	3.679%	2/25/37	79,139	80,297	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.537%	8/25/35	5,111	5,047	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	1.930%	10/25/35	81,760	80,035	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.400%)	1.702%	1/25/36	9,928	9,681	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2 (1 mo. USD LIBOR + 0.230%)	1.467%	7/25/36	43,324	41,319	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	400,665	400,179
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	504,234	499,581

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Citigroup Commercial Mortgage Trust, 2016-SMPL A	2.228%	9/10/31	$2,630,000	$2,600,252	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,071,457
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A (12 mo. USD LIBOR + 2.070%)	3.678%	3/25/37	336,166	283,580	(b)
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	2.035%	6/11/32	620,000	620,957	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 C (1 mo. USD LIBOR + 2.650%)	3.879%	4/8/31	1,200,000	1,200,023	(a)(b)
Commercial Mortgage Trust, 2010-C1 C	6.189%	7/10/46	860,000	924,903	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	780,207	778,053
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	553,394	559,117
Countrywide Alternative Loan Trust, 2004-33 2A1 (12 mo. USD LIBOR + 1.940%)	3.344%	12/25/34	30,528	31,258	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.310%)	1.547%	11/25/35	296,263	272,043	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7 (1 mo. USD LIBOR + 0.400%)	1.637%	9/25/37	2,201,858	1,396,787	(b)
Countrywide Home Loans, 2003-HYB3 6A1 (6 mo. USD LIBOR + 2.370%)	3.741%	11/19/33	40,067	40,791	(b)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.657%	7/25/36	40,166	37,359	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.243%	1/27/36	2,055,369	1,445,856	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%)	1.487%	2/19/45	147,533	144,930	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	1.937%	12/29/45	715,525	716,731	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	326,465
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	1.584%	11/15/40	613,407	614,453	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	137,769	159,980	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	4.687%	10/25/29	2,360,000	2,498,587	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	1,036,023	1,027,371
Federal National Mortgage Association (FNMA), 2014-M8 FA (1 mo. USD LIBOR + 0.250%)	1.487%	5/25/18	344,129	344,146	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.137%	11/25/24	1,251,600	1,418,633	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.237%	10/25/29	3,110,000	3,208,150	(a)(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1 (1 year Treasury Constant Maturity Rate + 2.500%)	3.125%	2/25/35	475,504	475,914	(b)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	1.654%	5/15/34	1,456,770	1,348,333	(a)(b)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	1.787%	12/19/59	1,321,000	1,324,856	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	1.916%	2/20/60	234,976	236,117	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	1.786%	3/20/60	$1,453,091	$1,455,932	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	2.236%	5/20/60	1,738,712	1,766,715	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	1.561%	10/20/60	2,909,725	2,891,281	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.581%	8/20/58	2,970,335	2,945,915	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.681%	11/20/60	3,563,166	3,554,061	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	1.731%	1/20/61	325,485	325,390	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.731%	12/20/60	408,443	408,063	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.681%	2/20/61	638,930	638,327	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.731%	2/20/61	1,057,366	1,057,807	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	1.701%	8/20/61	1,800,401	1,799,826	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	1.731%	7/20/62	11,084,500	11,073,333	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	1.761%	10/20/62	350,342	350,537	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	1.751%	10/20/62	586,725	587,444	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	1.571%	12/20/62	6,952,099	6,916,093	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	1.631%	3/20/63	2,197,000	2,186,080	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	1.701%	6/20/63	720,106	719,215	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	1.701%	6/20/63	288,490	287,947	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	1.701%	5/20/63	267,236	266,738	(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	773,038	(a)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	1.737%	5/25/37	166,733	164,075	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	1.957%	1/25/35	211,478	175,503	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	244,287	243,763
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	678,567	677,879
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	360,496	359,421
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	277,041	276,453

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
JPMBB Commercial Mortgage Securities Trust, 2015-C28 A4	3.227%	10/15/48	$2,910,000	$2,960,443
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,387,964	3,483,632	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A (1 mo. USD LIBOR + 1.250%)	2.477%	5/15/28	441,053	441,154	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,449,922	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1 (12 mo. USD LIBOR + 2.010%)	3.321%	11/25/33	71,295	73,439	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,103,291	2,309,238	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A (1 mo. USD LIBOR + 1.750%)	2.986%	2/22/32	180,000	182,430	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	1.454%	12/25/36	96,966	23,693	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	31,833	32,192	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1 (6 mo. USD LIBOR + 1.640%)	3.380%	3/25/33	357,463	309,389	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A (12 mo. USD LIBOR + 2.000%)	3.250%	9/25/33	38,751	39,083	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	3.341%	2/25/34	55,652	55,952	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1 (1 mo. USD LIBOR + 0.440%)	1.677%	4/25/35	6,156,000	4,667,037	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	288,187	288,195
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	1,141,134	1,138,401
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	570,000	596,400
Morgan Stanley Capital I Trust, 2007-IQ16 AM	6.321%	12/12/49	666,943	668,610	(b)
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	805,421	796,355
MSCG Trust, 2016-SNR A	3.460%	11/15/34	1,070,000	1,074,741	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,328,315	1,391,551	(a)(b)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.787%	5/25/37	2,631,461	1,979,950	(b)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	14,662	12,621
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.079%	6/20/33	639,815	638,377	(b)
Structured ARM Loan Trust, 2004-02 4A1 (6 mo. USD LIBOR + 2.060%)	3.398%	3/25/34	458,519	459,408	(b)
Structured ARM Loan Trust, 2004-09XS A (1 mo. USD LIBOR + 0.370%)	1.607%	7/25/34	122,443	123,144	(b)
Structured ARM Loan Trust, 2005-04 1A1 (6 mo. USD LIBOR + 2.060%)	3.428%	3/25/35	337,967	295,060	(b)
Structured ARM Loan Trust, 2005-12 3A1 (6 mo. USD LIBOR + 1.990%)	3.352%	6/25/35	112,914	106,187	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	570,013	563,979	(b)
Structured Asset Securities Corp., 2002-08A 7A1	2.849%	5/25/32	12,509	12,579	(b)
Structured Asset Securities Corp., 2005-RF3 2A (1 year Treasury Constant Maturity Rate + 2.200%)	3.537%	6/25/35	522,263	489,879	(a)(b)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	2,966,267	(k)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1 (12 mo. USD LIBOR + 1.990%)	3.781%	8/20/35	$33,484	$30,009	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA A (1 mo. USD LIBOR + 1.350%)	2.584%	6/15/29	880,000	881,725	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.062%	6/25/33	127,625	130,187	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A (1 year U.S. Treasury Constant Maturity Rate + 2.320%)	3.204%	8/25/33	124,960	126,708	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5 (1 year Treasury Constant Maturity Rate + 2.330%)	3.042%	4/25/35	99,246	99,088	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A (1 mo. USD LIBOR + 0.290%)	1.527%	7/25/45	220,886	218,216	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 (1 mo. USD LIBOR + 0.410%)	1.647%	12/25/45	156,378	155,111	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	460,890	459,097
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1 (1 year Treasury Constant Maturity Rate + 2.490%)	3.035%	12/25/34	218,026	221,772	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.376%	7/25/34	153,200	129,226	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	71	71
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	1,337,000	1,386,874
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	1,487,716	1,485,850
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	497,315	495,278
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	974,412

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $113,436,347)				113,154,500

MORTGAGE-BACKED SECURITIES - 10.2%
FHLMC - 2.6%
Federal Home Loan Mortgage Corp. (FHLMC)	1.977%	6/1/43	1,805,173	1,825,613	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	1,291	1,303
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	57,325	58,977
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	175,629	203,540
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/12/47	7,300,000	7,529,554	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	5,600,000	5,896,625	(j)

Total FHLMC				15,515,612

FNMA - 5.5%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	8,635	8,816
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	3,196	3,226
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	5,320,716	5,383,403
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	653	724
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-9/1/32	349,038	379,920
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	49	55
Federal National Mortgage Association (FNMA)	3.000%	10/17/32	1,100,000	1,130,336	(j)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	3.590%	9/1/37	1,191,999	1,251,493	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-8/1/47	14,395,674	15,185,334
Federal National Mortgage Association (FNMA)	4.000%	10/12/47	9,200,000	9,687,312	(j)

Total FNMA				33,030,619

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 2.1%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	$15,977	$18,020
Government National Mortgage Association (GNMA)	6.500%	8/15/34	594,315	680,843
Government National Mortgage Association (GNMA)	7.000%	3/15/36	114,975	136,615
Government National Mortgage Association (GNMA) II	3.000%	10/23/47	6,000,000	6,083,906	(j)
Government National Mortgage Association (GNMA) II	3.500%	11/20/47	2,500,000	2,594,873	(j)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	2.660%	1/20/60	1,260,942	1,298,577	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.177%)	2.409%	7/20/60	127,981	130,835	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.246%)	2.467%	7/20/60	255,322	261,517	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.045%)	3.269%	8/20/60	1,032,127	1,095,167	(b)

Total GNMA				12,300,353

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $61,025,487)				60,846,584

SOVEREIGN BONDS - 0.3%
Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes (Cost - $1,599,610)	2.875%	3/4/23	1,610,000	1,601,805	(a)(k)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
U.S. Government Agencies - 0.9%
Federal Home Loan Bank (FHLB), Bonds	1.375%	9/28/20	3,030,000	3,002,327
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,215,296

Total U.S. Government Agencies				5,217,623

U.S. Government Obligations - 0.6%
U.S. Treasury Notes	1.500%	6/15/20	7,000	6,985
U.S. Treasury Notes	2.000%	9/30/24	3,520,000	3,511,475

Total U.S. Government Obligations				3,518,460

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,762,323)				8,736,083

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $531,704,620)				528,744,686

			SHARES
SHORT-TERM INVESTMENTS - 19.3%
Western Asset Government Cash Management Portfolio LLC (Cost - $114,800,000)	1.050%		114,800,000	114,800,000	(l)

TOTAL INVESTMENTS - 108.3% (Cost - $646,504,620)				643,544,686
Liabilities in Excess of Other Assets - (8.3)%				(49,123,981)

TOTAL NET ASSETS - 100.0%				$594,420,705

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of September 30, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs (See Note 1).

(h)	The maturity principal is currently in default as of September 30, 2017.

(i)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2017, the Fund held TBA securities with a total cost of $32,947,167.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $114,800,000 and the cost was $114,800,000 (See Note 2).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

CDO	— Collateralized Debt Obligation

CLO	— Collateral Loan Obligation

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

SCHEDULE OF WRITTEN OPTIONS

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/27/17	$118.50	66	$66,000	$3,094
U.S. Treasury 5-Year Notes Futures, Put	10/27/17	117.50	188	188,000	57,281

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $57,418)					$60,375

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	105	12/18	$25,697,704	$25,760,438	$62,734
U.S. Treasury 2-Year Notes	1,704	12/17	368,562,664	367,558,126	(1,004,538)

					(941,804)

Contracts to Sell:
90-Day Eurodollar	707	12/17	174,214,341	174,134,100	80,241
90-Day Eurodollar	219	12/19	53,423,864	53,624,888	(201,024)
U.S. Treasury 5-Year Notes	405	12/17	47,903,150	47,587,500	315,650
U.S. Treasury 10-Year Notes	21	12/17	2,633,165	2,631,573	1,592
U.S. Treasury Long-Term Bonds	18	12/17	2,795,544	2,750,625	44,919

					241,378

Net unrealized depreciation on open futures contracts					$(700,426)

At September 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$54,800,000	9/30/19	1.340% annually	FEDL01 annually	—	$199,983

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$110,489,802	$0	*	$110,489,802
Other Corporate Bonds & Notes	—	168,533,417	—		168,533,417
Asset-Backed Securities	—	65,382,495	—		65,382,495
Collateralized Mortgage Obligations	—	113,154,500	—		113,154,500
Mortgage-Backed Securities	—	60,846,584	—		60,846,584
Sovereign Bonds	—	1,601,805	—		1,601,805
U.S. Government & Agency Obligations	—	8,736,083	—		8,736,083

Total Long-Term Investments	—	528,744,686	0	*	528,744,686

Short-Term Investments†	—	114,800,000	—		114,800,000

Total Investments	—	643,544,686	0	*	643,544,686

Other Financial Instruments:
Futures Contracts	$505,136	—	—		505,136
Centrally Cleared Interest Rate Swaps	—	199,983	—		199,983

Total Other Financial Instruments	505,136	199,983	—		705,119

Total	$505,136	$643,744,669	$0	*	$644,249,805

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$60,375	—	—		$60,375
Futures Contracts	1,205,562	—	—		1,205,562

Total	$1,265,937	—	—		$1,265,937

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$126,400,000	126,400,000	$11,600,000	11,600,000	—	$1,050	—	$114,800,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017